SIGNIFICANT ACCOUNTING POLICIES - Control (Details) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions		12 Months Ended
	Jun. 27, 2019 ARS ($) Vote $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 ARS ($) shares	Dec. 31, 2018 ARS ($) $ / shares	Dec. 31, 2019 $ / shares	Sep. 30, 2019 $ / shares	Sep. 25, 2019 USD ($) shares	Sep. 25, 2019 ARS ($) $ / shares shares	Jun. 30, 2019 $ / shares	May 10, 2019 USD ($) Vote shares	May 10, 2019 ARS ($) Vote shares
Control
Net Equity attributable to controlling shareholders				$ (376)
Par value (in argentine peso per share) | $ / shares				$ 1	$ 1	$ 1			$ 1
Tuves Paraguay
Control
Percentage of voting equity interests acquired										30.00%	30.00%
Price per share | $ / shares		$ 4.72
Percentage of direct/indirect interest in capital stock and votes			67.50%
Tuves Paraguay | Telecom Argentina
Control
Number of shares acquired | shares			2
Tuves Paraguay | ABC Telecomunicaciones
Control
Number of shares acquired | shares			1
AVC Continente Audiovisual
Control
Number of holders offered option | shares							497,479	497,479
Par value (in argentine peso per share) | $ / shares								$ 1
Percentage of holders offered option							40.00%	40.00%
Option premium payable upon exercise of option							$ 720	$ 45,536
Option premium payable, average cable TV subscription fees								$ 114
Option premium paid		$ 720
Percentage of direct/indirect interest in capital stock and votes			60.00%
Series B registered common share | Common stock | Tuves Paraguay
Control
Shares can be purchased per agreement | shares										211,848	211,848
Voting right per share | Vote										1	1
Capital stock and votes of Subsidiaries										$ 1	$ 54
Net Equity attributable to controlling shareholders			$ 94
Other deferred | Series B registered common share | Common stock | Tuves Paraguay
Control
Net Equity attributable to controlling shareholders			$ 34
PEM
Control
Percentage of voting equity interests acquired	0.00001%
Voting right per share | Vote	1
Par value (in argentine peso per share) | $ / shares	$ 1
Total purchase price	$ 10,000
Percentage of direct/indirect interest in capital stock and votes	100.00%